18. INCOME TAXES - Effective tax rate (Details)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Income Taxes - Effective Tax Rate Details
Federal Statutory Rate	(34.00%)	(34.00%)
Increase in Income Taxes Resulting from:
Change in Valuation allowance	34.00%	34.00%
Effective Tax Rate	0.00%	0.00%